Accrued expenses	6 Months Ended
Jun. 30, 2026
Trade and other payables and accrued expenses.
Accrued expenses

7.Accrued expenses

	As of
In CHF thousands	June 30, 2026	December 31, 2025
Accrued expenses	7,122	8,067
Total accrued expenses	7,122	8,067

Accrued expenses consists of accrued R&D costs, accrued payroll expenses and other accrued expenses totaling CHF 7.1 million and CHF 8.1 million as of June 30, 2026 and December 31, 2025, respectively.